Significant Subsidiaries	12 Months Ended
Oct. 31, 2024
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Significant Subsidiaries

Note 27: Significant Subsidiaries
As at October 31, 2024, the bank, either directly or indirectly through its subsidiaries, controls the following significant operating subsidiaries.

Significant subsidiaries (1) (2)	Head or principal office	Book value of shares owned by the bank (Canadian $ in millions)
AIR MILES Loyalty Inc.	Toronto, Canada	$157
Bank of Montreal (China) Co. Ltd.	Beijing, China	501
B ank of Montreal Europe Public Limited Company	Dublin, Ireland	1,319
Bank of Montreal Holding Inc. and subsidiaries, including:	Toronto, Canada	35,530
Bank of Montreal Mortgage Corporation	Calgary, Canada
BMO Mortgage Corp.	Vancouver, Canada
BMO Investments Inc.	Toronto, Canada
BMO Investments Limited	Hamilton, Bermuda
BMO Reinsurance Limited	St. Michael, Barbados
BMO InvestorLine Inc.	Toronto, Canada
BMO Nesbitt Burns Inc.	Toronto, Canada
BMO Private Equity (Canada) Inc.	Toronto, Canada
BMO Capital Markets Limited	London, England	361
BMO Capital Partners Inc.	Toronto, Canada	936
BMO Financial Corp. and subsidiaries, including:	Chicago, United States	54,698
BMO Bank National Association	Chicago, United States
BMO Capital Markets Corp.	New York, United States
BMO Japan Securities Ltd.	Tokyo, Japan	6
BMO Life Insurance Company and subsidiaries, including:	Toronto, Canada	1,246
BMO Life Holdings (Canada), ULC	Halifax, Canada
BMO Life Assurance Company	Toronto, Canada
BMO Trust Company	Toronto, Canada	543

(1)
Each subsidiary is incorporated or organized under the laws of the state or country in which the principal office is situated, except for BMO Financial Corp. and BMO Capital Markets Corp., which are incorporated under the laws of the state of Delaware, United States.

(2)	Unless otherwise noted, the bank, either directly or indirectly through its subsidiaries, owns 100% of the outstanding voting shares of each subsidiary.
Significant Restrictions
Our ability to transfer funds between our subsidiaries may be restricted by statutory, contractual, capital and regulatory requirements
. Restrictions include:
•	Assets pledged as security for various liabilities we incur. Refer to Note 25 for details.
•	Assets of our consolidated SEs that are held for the benefit of the note holders. Refer to Note 7 for details.
•	Assets held by our insurance subsidiaries. Refer to Note 15 for details.
•	Regulatory and statutory requirements that reflect capital and liquidity requirements.
•	Funds required to be held with certain central banks, regulatory bodies and counterparties. Refer to Note 2 for details.